BORROWINGS (Short-term) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
BORROWINGS [Abstract]
Short-term bank borrowings		2,566,366,459	1,803,593,927
Long-term bank borrowings-current portion (Note 17 (b))		40,500,000	171,000,000
Total short-term borrowings	$ 420,150,607	2,606,866,459	1,974,593,927